Tax payable	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Tax payable

11. Tax payable

The Group’s subsidiaries, VIE and subsidiaries of VIE incorporated in China are subject to 6% VAT for services rendered.

The following is a summary of tax payable as of as of December 31, 2023 and June 30, 2024:

	December 31, 2023	June 30, 2024
	RMB	RMB
VAT payables	43	98
Individual income tax payables	770	703
Construction tax payables	52	37
Educational development payables	37	27
Others	48	10
Total	950	875